UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

February 28, 2018

MFS® Growth Fund

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.4%
Aerospace - 0.8%
FLIR Systems, Inc.	868,708	$42,653,563
Honeywell International, Inc.	666,470	100,710,282

		$143,363,845
Alcoholic Beverages - 1.8%
Constellation Brands, Inc., “A”	1,258,351	$271,149,474
Pernod Ricard S.A.	277,520	45,581,299

		$316,730,773
Apparel Manufacturers - 1.1%
NIKE, Inc., “B”	3,020,766	$202,481,945

Biotechnology - 2.3%
Biogen, Inc. (a)	349,080	$100,880,629
Biomarin Pharmaceutical, Inc. (a)	447,278	36,305,555
Celgene Corp. (a)	658,174	57,340,119
Regeneron Pharmaceuticals, Inc. (a)	218,204	69,921,290
Vertex Pharmaceuticals, Inc. (a)	892,599	148,198,212

		$412,645,805
Broadcasting - 2.4%
Netflix, Inc. (a)	1,504,670	$438,430,745

Brokerage & Asset Managers - 2.5%
Blackstone Group LP	1,528,714	$51,976,276
Charles Schwab Corp.	4,112,574	218,048,674
Intercontinental Exchange, Inc.	2,430,559	177,625,252

		$447,650,202
Business Services - 7.0%
Cognizant Technology Solutions Corp., “A”	1,936,199	$158,807,042
Fidelity National Information Services, Inc.	1,825,521	177,404,131
Fiserv, Inc. (a)	2,222,129	318,631,077
FleetCor Technologies, Inc. (a)	631,675	126,290,783
Global Payments, Inc.	1,487,593	168,678,170
PayPal Holdings, Inc. (a)	1,544,125	122,618,966
Verisk Analytics, Inc., “A” (a)	1,273,351	130,123,739
Worldpay, Inc. (a)	560,525	45,559,472

		$1,248,113,380
Cable TV - 1.3%
Comcast Corp., “A”	6,424,340	$232,625,351

Chemicals - 0.6%
Monsanto Co.	862,133	$106,361,348

Computer Software - 12.6%
Adobe Systems, Inc. (a)	3,131,343	$654,857,762
Intuit, Inc.	1,329,828	221,895,100
Microsoft Corp.	10,451,622	980,048,595
PTC, Inc. (a)	400,099	29,511,302
Salesforce.com, Inc. (a)	3,229,019	375,373,459

		$2,261,686,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.5%
Apple, Inc.	1,497,637	$266,759,102

Construction - 2.6%
Sherwin-Williams Co.	670,381	$269,211,602
Vulcan Materials Co.	1,674,476	197,136,060

		$466,347,662
Consumer Products - 1.5%
Colgate-Palmolive Co.	1,967,455	$135,695,371
Estee Lauder Cos., Inc., “A”	904,322	125,194,338

		$260,889,709
Consumer Services - 1.4%
Booking Holdings, Inc. (a)	121,599	$247,337,230

Electrical Equipment - 2.6%
AMETEK, Inc.	1,860,945	$140,947,974
Amphenol Corp.	1,575,392	143,975,075
Fortive Corp.	1,499,121	115,132,493
TE Connectivity Ltd.	709,897	73,183,282

		$473,238,824
Electronics - 2.8%
Analog Devices, Inc.	1,192,426	$107,497,204
Broadcom Corp.	263,771	65,009,001
NVIDIA Corp.	1,373,553	332,399,826

		$504,906,031
Energy - Independent - 0.8%
Concho Resources, Inc. (a)	289,803	$43,702,292
Pioneer Natural Resources Co.	535,725	91,196,467

		$134,898,759
Entertainment - 0.4%
Six Flags Entertainment Corp.	1,037,165	$66,471,905

Food & Beverages - 0.7%
Monster Beverage Corp. (a)	2,083,641	$132,040,330

Gaming & Lodging - 1.0%
Marriott International, Inc., “A”	1,280,573	$180,829,713

General Merchandise - 0.5%
Dollar Tree, Inc. (a)	856,054	$87,865,383

Insurance - 1.2%
Aon PLC	1,505,016	$211,183,845

Internet - 12.4%
Alibaba Group Holding Ltd., ADR (a)	674,006	$125,459,477
Alphabet, Inc., “A” (a)	675,524	745,724,454
Alphabet, Inc., “C” (a)	395,063	436,437,948
Facebook, Inc., “A” (a)	5,076,301	905,205,994

		$2,212,827,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 3.6%
Activision Blizzard, Inc.	4,550,577	$332,783,696
Electronic Arts, Inc. (a)	2,503,133	309,637,552

		$642,421,248
Machinery & Tools - 1.7%
Roper Technologies, Inc.	769,560	$211,698,260
Xylem, Inc.	1,320,642	98,493,480

		$310,191,740
Major Banks - 1.6%
Goldman Sachs Group, Inc.	396,318	$104,203,892
Morgan Stanley	3,187,332	178,554,339

		$282,758,231
Medical Equipment - 7.4%
Abbott Laboratories	2,317,926	$139,840,476
Cooper Cos., Inc.	77,669	17,904,258
Danaher Corp.	3,264,279	319,181,201
Edwards Lifesciences Corp.	847,981	113,349,620
Medtronic PLC	2,576,091	205,803,910
Stryker Corp.	695,250	112,741,740
Thermo Fisher Scientific, Inc.	1,978,940	412,767,305

		$1,321,588,510
Other Banks & Diversified Financials - 7.3%
Mastercard, Inc., “A”	3,280,334	$576,551,504
Visa, Inc., “A”	6,001,975	737,882,807

		$1,314,434,311
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	2,491,932	$164,965,895
Eli Lilly & Co.	1,008,169	77,649,176
Zoetis, Inc.	2,494,309	201,689,826

		$444,304,897
Railroad & Shipping - 1.8%
Canadian Pacific Railway Ltd.	841,556	$150,327,148
Union Pacific Corp.	1,332,158	173,513,580

		$323,840,728
Restaurants - 1.6%
Aramark	2,899,504	$120,938,312
Starbucks Corp.	2,883,115	164,625,867

		$285,564,179
Specialty Chemicals - 0.1%
Univar, Inc. (a)	757,554	$21,825,131

Specialty Stores - 6.4%
Amazon.com, Inc.	681,072	$1,030,087,346
Costco Wholesale Corp.	254,812	48,643,611
Lululemon Athletica, Inc. (a)	308,054	24,983,179
Ross Stores, Inc.	538,805	42,075,282

		$1,145,789,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	1,981,531	$276,086,714

Tobacco - 1.1%
Philip Morris International, Inc.	1,920,332	$198,850,379
Total Common Stocks		$17,623,341,464

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 1.52% (v)	260,176,350	$260,150,332

Other Assets, Less Liabilities - 0.1%		20,701,552
Net Assets - 100.0%		$17,904,193,348

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $260,150,332 and $17,623,341,464, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,301,973,540	$—	$—	$17,301,973,540
Canada	150,327,148	—	—	150,327,148
China	125,459,477	—	—	125,459,477
France	—	45,581,299	—	45,581,299
Mutual Funds	260,150,332	—	—	260,150,332
Total	$17,837,910,497	$45,581,299	$—	$17,883,491,796

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $45,581,299 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		347,084,308	362,782,449	(449,690,407)	260,176,350

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(18,214)	$20,630	$—	$1,106,509	$260,150,332

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.